Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,570,000
Previously Paid Amount	0.00
Total Fee Amount	1,312.07
Total Offset Amount	0.00
Net Fee	1,312.07
Narrative - Max Aggregate Offering Price	$ 8,570,000
Final Prospectus	true